FEDERATED MDT STOCK TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 30, 2011

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: Federated MDT Stock Trust (the “Fund”)

Institutional Shares

Service Shares

1933 Act File No. 2-75756

1940 Act File No. 811-3385

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated December 31, 2011, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed 485(b) as Post-Effective amendment No. 47 on December 28, 2011.

If you have any questions regarding this certification, please contact me at (412) 288-8240.

Very truly yours,

/s/ Alicia G. Powell

Alicia G. Powell

Assistant Secretary